Consolidated Statements of Shareholders' Equity (USD $)	Total USD ($)	Series D Preferred Shares [Member] USD ($)	Class A Common Shares [Member] USD ($)	Series C Preferred Shares [Member] USD ($)	Series E Preferred Shares [Member] USD ($)	Series C, Series D, and Series E Preferred Share [Member] USD ($)	Series C and D Preferred Share [Member] USD ($)	Class A Common Shares [Member]	Class C common Shares [Member]	Series A Preferred Shares [Member]	Series C Preferred Shares [Member]	Series D Preferred Shares [Member]	Series E Preferred Shares [Member]	Common Shares [Member] USD ($)	Common Shares [Member] Class A Common Shares [Member] USD ($)	Preferred Shares [Member] USD ($)	Preferred Shares [Member] Series D Preferred Shares [Member] USD ($)	Preferred Shares [Member] Series E Preferred Shares [Member] USD ($)	Treasury Shares [Member] USD ($)	Treasury Shares [Member] Class A Common Shares [Member] USD ($)	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] Series D Preferred Shares [Member] USD ($)	Additional Paid-in Capital [Member] Class A Common Shares [Member] USD ($)	Additional Paid-in Capital [Member] Series C Preferred Shares [Member] USD ($)	Additional Paid-in Capital [Member] Series E Preferred Shares [Member] USD ($)	Deficit [Member] USD ($)	Deficit [Member] Class A Common Shares [Member] USD ($)	Deficit [Member] Series C Preferred Shares [Member] USD ($)	Deficit [Member] Series C, Series D, and Series E Preferred Share [Member] USD ($)	Deficit [Member] Series C and D Preferred Share [Member] USD ($)	Accumulated Other Comprehensive Loss [Member] USD ($)
Balance at Dec. 31, 2011	$ 1,183,425,000													$ 696,000		$ 142,000					$ 1,860,979,000					$ (622,406,000)					$ (55,986,000)
Balance, shares at Dec. 31, 2011								69,620,060	100	200,000	14,000,000
Net earnings	121,305,000																									121,305,000
Other comprehensive income	9,146,000																														9,146,000
Shares issued and retired on acquisition (note 3)	83,275,000													42,000							83,233,000
Shares issued and retired on acquisition (note 3), shares								4,220,728	(100)
Shares issued, value		77,625,000															31,000					77,594,000
Dividends on preferred shares				(33,250,000)																								(33,250,000)
Shares issued, shares												3,105,000
Dividends on class A common shares			(58,940,000)																								(58,940,000)
Amortization of Series C issuance costs																								862,000				(862,000)
Fees and expenses in connection with issuance of common and preferred shares	(2,929,000)																				(2,929,000)
Shares repurchased, including related expenses, shares			(148,101)					(11,448,101)
Shares issued through dividend reinvestment program (note 12(a))	7,168,000													5,000									7,163,000
Shares issued through dividend reinvestment program (note 12(a)), shares								474,249
Other share-based compensation			839,000																				839,000
Share-based compensation expense (note 14):
Restricted class A common shares, phantom share units, stock appreciation rights issued and restricted stock units	4,028,000													3,000									4,025,000
Restricted class A common shares, phantom share units, stock appreciation rights issued and restricted stock units, shares								194,714
Treasury shares, value	(313,000)													(1,000)						(312,000)
Treasury shares								(19,433)
Shares repurchased, including related expenses	(172,812,000)		(2,203,000)											(114,000)									(172,698,000)
Balance at Dec. 31, 2012	1,218,567,000													631,000		173,000			(312,000)		1,859,068,000					(594,153,000)					(46,840,000)
Balance, shares at Dec. 31, 2012								63,042,217		200,000	14,000,000	3,105,000
Net earnings	299,028,000																									299,028,000
Other comprehensive income	6,212,000																														6,212,000
Shares issued, value		50,000,000	77,000,000												35,000		20,000					49,980,000	76,965,000
Dividends on preferred shares							(38,493,000)																							(38,493,000)
Shares issued, shares								3,500,000				2,000,000
Dividends on class A common shares			(76,340,000)																								(76,340,000)
Amortization of Series C issuance costs																								1,174,000				(1,174,000)
Fees and expenses in connection with issuance of common and preferred shares	(5,959,000)																				(5,959,000)
Shares repurchased, including related expenses, shares											(334,469)
Shares issued through dividend reinvestment program (note 12(a))	31,961,000													16,000									31,945,000
Shares issued through dividend reinvestment program (note 12(a)), shares								1,561,838
Other share-based compensation	4,742,000													2,000									4,740,000
Share-based compensation expense (note 14):
Restricted class A common shares, phantom share units, stock appreciation rights issued and restricted stock units	14,004,000																						14,004,000
Restricted class A common shares, phantom share units, stock appreciation rights issued and restricted stock units, shares								79,088
Other share-based compensation, shares								206,200
Fleet growth payments														8,000									(8,000)
Fleet growth payments (note 3),shares								820,697
Treasury shares, value	(67,000)																		(67,000)
Treasury shares								(1,152)
Shares repurchased, including related expenses	(8,950,000)															(3,000)								(8,287,000)				(660,000)
Balance at Dec. 31, 2013	1,571,705,000													692,000		190,000			(379,000)		2,023,622,000					(411,792,000)					(40,628,000)
Balance, shares at Dec. 31, 2013								69,208,888		200,000	13,665,531	5,105,000
Net earnings	131,247,000																									131,247,000
Other comprehensive income	5,311,000																														5,311,000
Conversion of Series A preferred shares (note 12(b))														232,000		(2,000)					(230,000)
Conversion of Series A preferred shares (note 12(b)),shares								23,177,175		(200,000)
Shares issued, value			4,733,000		135,000,000										2,000			54,000					4,731,000		134,946,000
Dividends on preferred shares						(50,443,000)																							(50,443,000)
Shares issued, shares			206,600					206,600					5,400,000
Dividends on class A common shares			(127,007,000)																								(127,007,000)
Amortization of Series C issuance costs																								1,166,000				(1,166,000)
Fees and expenses in connection with issuance of common and preferred shares	(5,073,000)																				(5,073,000)
Shares issued through dividend reinvestment program (note 12(a))	64,697,000													31,000									64,666,000
Shares issued through dividend reinvestment program (note 12(a)), shares								3,043,731
Other share-based compensation	7,353,000													3,000									7,350,000
Share-based compensation expense (note 14):
Restricted class A common shares, phantom share units, stock appreciation rights issued and restricted stock units	7,701,000													2,000									7,699,000
Restricted class A common shares, phantom share units, stock appreciation rights issued and restricted stock units, shares								214,464
Other share-based compensation, shares								344,438
Fleet growth payments														5,000									(5,000)
Fleet growth payments (note 3),shares								468,968
Treasury shares								(1,336)
Balance at Dec. 31, 2014	$ 1,745,224,000													$ 967,000		$ 242,000			$ (379,000)		$ 2,238,872,000					$ (459,161,000)					$ (35,317,000)
Balance, shares at Dec. 31, 2014								96,662,928			13,665,531	5,105,000	5,400,000